PREPAYMENTS, DEPOSITS AND OTHER RECEIVABLES (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Schedule of prepayments and deposits and other receivables

	As of March 31,
	2025 HK$’000	2026 HK$’000

Non-current assets
Deposits – third parties	105	203
Prepayments – third parties	-	563

Non-current assets	105	766

Current assets
Deposits on lease – third parties	366	292
Prepayments – third parties	3	36
Other receivables – third parties	7	36
Other receivables – related parties (Note 17(c))	160	1,945

Total deposits and receivables	536	2,309